Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2040 Portfolio
March 31, 2022
VF-2040-NPRT1-0522
1.903284.112
Domestic Equity Funds - 48.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	356,260	17,321,342
VIP Equity-Income Portfolio Initial Class (a)	707,028	18,269,615
VIP Growth & Income Portfolio Initial Class (a)	790,853	20,791,512
VIP Growth Portfolio Initial Class (a)	196,058	17,819,744
VIP Mid Cap Portfolio Initial Class (a)	134,254	5,066,753
VIP Value Portfolio Initial Class (a)	729,666	13,425,845
VIP Value Strategies Portfolio Initial Class (a)	400,762	6,560,470
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,352,522)		99,255,281

International Equity Funds - 42.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,753,960	30,293,562
VIP Overseas Portfolio Initial Class (a)	2,224,474	56,323,672
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,391,947)		86,617,234

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	306,226	3,313,362
Fidelity International Bond Index Fund (a)	116,380	1,107,936
Fidelity Long-Term Treasury Bond Index Fund (a)	665,214	8,767,524
VIP High Income Portfolio Initial Class (a)	679,062	3,429,265
VIP Investment Grade Bond Portfolio Initial Class (a)	223,769	2,682,989
TOTAL BOND FUNDS (Cost $19,976,985)		19,301,076

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (b) (Cost $824)	824	824

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $178,722,278)	205,174,415
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,498)
NET ASSETS - 100.0%	205,157,917

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	824	-	-	-	-	-	824	0.0%
Total	824	-	-	-	-	-	824

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,151,241	485,597	1,216,703	-	(7,780)	(98,993)	3,313,362
Fidelity International Bond Index Fund	1,115,740	494,928	439,984	729	(24,486)	(38,262)	1,107,936
Fidelity Long-Term Treasury Bond Index Fund	7,821,260	2,617,937	794,920	40,941	(71,369)	(805,384)	8,767,524
VIP Contrafund Portfolio Initial Class	17,659,408	2,691,977	1,170,644	161,175	(136,354)	(1,723,045)	17,321,342
VIP Emerging Markets Portfolio Initial Class	30,903,098	5,475,595	2,217,377	-	(214,205)	(3,653,549)	30,293,562
VIP Equity-Income Portfolio Initial Class	18,678,220	1,701,591	1,887,329	22,807	(45,591)	(177,276)	18,269,615
VIP Growth & Income Portfolio Initial Class	21,264,053	2,057,007	2,608,455	39,375	29,057	49,850	20,791,512
VIP Growth Portfolio Initial Class	18,060,762	3,409,481	1,633,392	823,436	(171,928)	(1,845,179)	17,819,744
VIP High Income Portfolio Initial Class	3,096,099	717,716	271,153	1,145	(9,541)	(103,856)	3,429,265
VIP Investment Grade Bond Portfolio Initial Class	2,795,247	1,327,796	1,197,783	108,335	(45,694)	(196,577)	2,682,989
VIP Mid Cap Portfolio Initial Class	5,180,173	713,032	391,288	115,376	(31,511)	(403,653)	5,066,753
VIP Overseas Portfolio Initial Class	55,297,478	11,069,634	2,351,052	413,933	(211,888)	(7,480,500)	56,323,672
VIP Value Portfolio Initial Class	13,694,335	1,432,143	1,780,842	171,801	(26,310)	106,519	13,425,845
VIP Value Strategies Portfolio Initial Class	6,708,545	659,945	791,368	54,936	(8,802)	(7,850)	6,560,470
	206,425,659	34,854,379	18,752,290	1,953,989	(976,402)	(16,377,755)	205,173,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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